DBX ETF Trust | 1
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.7%
Basic Materials — 4.1%
Chemicals — 2.4%
Ashland, Inc.,144A,3.375%,
9/1/31
58,000 53,015
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
62,000 64,630
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
87,000 83,091
Celanese US Holdings LLC
7.165%, 7/15/27
72,000 74,062
7.35%, 11/15/28
93,000 97,051
7.33%, 7/15/29
94,000 98,419
7.55%, 11/15/30
125,000 133,073
Methanex Corp.
5.125%, 10/15/27
91,000 91,053
5.25%, 12/15/29
86,000 85,931
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
131,000 131,491
144A,4.25%, 5/15/29
72,000 70,349
144A,9.00%, 2/15/30
89,000 93,843
144A,7.00%, 12/1/31
45,000 47,540
Olin Corp.,5.625%, 8/1/29
82,000 81,589
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
137,000 135,545
SK Invictus Intermediate II
SARL,144A,5.00%, 10/30/29
84,000 82,441
Solstice Advanced Materials,
Inc.,144A,5.625%, 9/30/33
125,000 123,656
(Cost $1,556,366)
1,546,779
Iron/Steel — 1.1%
Commercial Metals
Co.,144A,5.75%, 11/15/33
125,000 125,172
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27
73,000 72,693
144A,5.875%, 4/15/30
56,000 57,014
144A,4.375%, 4/1/31
125,000 119,448
144A,6.125%, 4/15/32 (a)
100,000 103,630
Mineral Resources Ltd.
144A,9.25%, 10/1/28
94,000 97,584
144A,8.50%, 5/1/30
78,000 80,606
United States Steel
Corp.,6.875%, 3/1/29
59,000 59,279
(Cost $720,500)
715,426
Mining — 0.6%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
62,000 60,521
144A,7.125%, 3/15/31
93,000 97,138
Alumina Pty Ltd.
144A,6.125%, 3/15/30
62,000 63,409
144A,6.375%, 9/15/32
62,000 63,737
Principal
Amount $ Value $
Arsenal AIC Parent
LLC,144A,8.00%, 10/1/30
71,000 74,482
Kaiser Aluminum
Corp.,144A,4.50%, 6/1/31
71,000 68,108
(Cost $423,560)
427,395
Communications — 9.9%
Advertising — 1.3%
Clear Channel Outdoor
Holdings, Inc.
144A,7.75%, 4/15/28
60,000 60,178
144A,7.50%, 6/1/29
114,000 114,635
144A,7.125%, 2/15/31
144,000 148,977
Lamar Media Corp.
3.75%, 2/15/28
74,000 72,610
4.00%, 2/15/30
71,000 68,218
3.625%, 1/15/31
66,000 61,800
144A,5.375%, 11/1/33
50,000 49,284
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
81,000 81,007
144A,4.25%, 1/15/29
62,000 60,559
144A,4.625%, 3/15/30
62,000 60,297
144A,7.375%, 2/15/31
56,000 58,618
(Cost $846,687)
836,183
Internet — 1.4%
Arches Buyer, Inc.,144A,4.25%,
6/1/28
118,000 114,741
Gen Digital, Inc.
144A,6.75%, 9/30/27
112,000 112,718
144A,7.125%, 9/30/30
75,000 76,476
144A,6.25%, 4/1/33 (a)
118,000 117,628
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
78,000 78,068
144A,3.50%, 3/1/29
99,000 93,236
Match Group Holdings II LLC
144A,5.00%, 12/15/27
63,000 62,797
144A,4.625%, 6/1/28
68,000 67,111
144A,4.125%, 8/1/30
62,000 58,394
144A,3.625%, 10/1/31
63,000 56,460
144A,6.125%, 9/15/33
83,000 81,676
(Cost $942,161)
919,305
Media — 4.5%
CCO Holdings LLC /
CCO Holdings Capital
Corp.,144A,5.00%, 2/1/28
313,000 310,067
Discovery Communications LLC
3.95%, 3/20/28
156,000 155,346
4.125%, 5/15/29
86,000 86,120
3.625%, 5/15/30
112,000 105,420
DISH Network
Corp.,144A,11.75%, 11/15/27
439,000 452,585
EchoStar Corp.,10.75%, 11/30/29
687,000 747,034

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Gray Media, Inc.,144A,10.50%,
7/15/29
143,000 151,456
McGraw-Hill Education,
Inc.,144A,5.75%, 8/1/28
103,000 102,458
Nexstar Media, Inc.,144A,4.75%,
11/1/28
127,000 125,078
Paramount Global
3.375%, 2/15/28
64,000 62,044
3.70%, 6/1/28
63,000 60,918
4.20%, 6/1/29
64,000 61,064
Sirius XM Radio, Inc.
144A,5.00%, 8/1/27
158,000 157,841
144A,4.00%, 7/15/28
246,000 239,765
144A,5.50%, 7/1/29
156,000 155,479
(Cost $2,994,056)
2,972,675
Telecommunications — 2.7%
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
247,000 261,120
CT Trust,144A,5.125%, 2/3/32
93,000 88,749
Iliad Holding SAS
144A,7.00%, 10/15/28
106,000 106,845
144A,8.50%, 4/15/31
119,000 126,124
Level 3 Financing, Inc.
144A,6.875%, 6/30/33
251,000 258,802
144A,7.00%, 3/31/34
299,000 310,125
Millicom International Cellular
SA
144A,5.125%, 1/15/28
45,000 44,775
144A,6.25%, 3/25/29
75,600 76,186
144A,4.50%, 4/27/31
97,000 90,434
144A,7.375%, 4/2/32
68,000 70,062
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC,144A,4.75%,
4/15/28
71,000 70,817
Uniti Services LLC,144A,7.50%,
10/15/33
175,000 184,302
Zegona Finance
PLC,144A,8.625%, 7/15/29
100,000 104,729
(Cost $1,794,742)
1,793,070
Consumer, Cyclical — 17.8%
Airlines — 0.5%
American Airlines,
Inc.,144A,7.25%, 2/15/28
94,000 95,406
United Airlines Holdings, Inc.
4.875%, 3/1/29
123,000 121,680
5.375%, 3/1/31
125,000 123,783
(Cost $347,216)
340,869
Apparel — 0.1%
Levi Strauss & Co.,144A,3.50%,
3/1/31
(Cost $59,488)
64,000 58,973
Principal
Amount $ Value $
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
50,000 50,004
144A,5.875%, 6/1/29
62,000 62,637
144A,3.75%, 1/30/31
125,000 117,146
Nissan Motor Acceptance Co.
LLC
144A,5.30%, 9/13/27
50,000 49,968
144A,2.75%, 3/9/28
75,000 71,338
144A,7.05%, 9/15/28
89,000 91,476
144A,5.625%, 9/29/28
91,000 90,892
Nissan Motor Co.
Ltd.,144A,4.345%, 9/17/27
319,000 314,888
(Cost $854,567)
848,349
Auto Parts & Equipment
— 1.2%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28
62,000 63,088
144A,8.25%, 4/15/31
67,000 69,904
Clarios Global LP / Clarios US
Finance Co.
144A,6.75%, 5/15/28
87,000 88,635
144A,6.75%, 2/15/30
125,000 129,286
Goodyear Tire & Rubber Co.
5.00%, 7/15/29
106,000 101,295
6.625%, 7/15/30
62,000 60,663
Qnity Electronics, Inc.
144A,5.75%, 8/15/32
124,000 124,963
144A,6.25%, 8/15/33
93,000 94,951
ZF North America Capital,
Inc.,144A,6.875%, 4/14/28
76,000 77,862
(Cost $819,058)
810,647
Distribution/Wholesale — 0.5%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
86,000 84,399
144A,3.875%, 11/15/29
50,000 47,602
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
69,000 70,160
144A,7.75%, 3/15/31
100,000 104,101
(Cost $308,765)
306,262
Entertainment — 2.4%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
60,000 61,969
Brightstar Lottery
PLC,144A,5.25%, 1/15/29
93,000 92,526
Churchill Downs, Inc.
144A,4.75%, 1/15/28
88,000 87,184
144A,5.75%, 4/1/30
150,000 150,129
144A,6.75%, 5/1/31
73,000 74,619
Cinemark USA, Inc.,144A,5.25%,
7/15/28
94,000 93,551

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Discovery Global Holdings,
Inc.,4.054%, 3/15/29
169,000 168,551
Light & Wonder International,
Inc.
144A,7.25%, 11/15/29
62,000 63,556
144A,7.50%, 9/1/31
69,000 71,956
Live Nation Entertainment, Inc.
144A,4.75%, 10/15/27
118,000 117,607
144A,3.75%, 1/15/28
62,000 60,831
Rivers Enterprise Borrower
LLC,144A,6.25%, 10/15/30
75,000 75,654
Vail Resorts, Inc.
144A,5.625%, 7/15/30
62,000 62,187
144A,6.50%, 5/15/32
73,000 74,414
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
96,000 95,329
144A,7.125%, 2/15/31
124,000 131,048
144A,6.25%, 3/15/33
99,000 99,406
(Cost $1,586,480)
1,580,517
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
(Cost $141,558)
142,000 141,847
Home Builders — 0.8%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
50,000 47,475
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC,144A,6.25%, 9/15/27
65,000 65,294
Century Communities,
Inc.,144A,3.875%, 8/15/29
65,000 61,431
Mattamy Group Corp.
144A,4.625%, 3/1/30
74,000 71,028
144A,6.00%, 12/15/33
60,000 57,315
Taylor Morrison Communities,
Inc.
144A,5.75%, 1/15/28
60,000 60,619
144A,5.125%, 8/1/30
63,000 62,413
144A,5.75%, 11/15/32
67,000 67,381
(Cost $498,192)
492,956
Home Furnishings — 0.5%
Somnigroup International, Inc.
144A,4.00%, 4/15/29
99,000 95,228
144A,3.875%, 10/15/31
100,000 91,597
Whirlpool Corp.
4.75%, 2/26/29
91,000 86,054
6.125%, 6/15/30
73,000 68,725
(Cost $349,574)
341,604
Principal
Amount $ Value $
Housewares — 0.3%
Central Garden & Pet Co.
4.125%, 10/15/30 (a)
64,000 60,580
144A,4.125%, 4/30/31
51,000 48,051
Newell Brands, Inc.,6.375%,
9/15/27
60,000 60,738
Scotts Miracle-Gro Co.,4.50%,
10/15/29
51,000 49,759
(Cost $219,000)
219,128
Leisure Time — 2.2%
Carnival Corp. Ltd.
144A,5.125%, 5/1/29
156,000 155,930
144A,5.75%, 3/15/30
125,000 126,351
144A,5.875%, 6/15/31
125,000 127,035
144A,5.75%, 8/1/32
371,000 375,241
144A,6.125%, 2/15/33 (a)
251,000 254,429
Life Time, Inc.,144A,6.00%,
11/15/31
62,000 63,025
NCL Corp. Ltd.,144A,7.75%,
2/15/29
79,000 82,735
Patrick Industries,
Inc.,144A,6.375%, 11/1/32
63,000 62,987
Viking Cruises Ltd.,144A,5.875%,
10/15/33
213,000 213,553
(Cost $1,466,755)
1,461,286
Lodging — 2.9%
Boyd Gaming Corp.
4.75%, 12/1/27
123,000 122,685
144A,4.75%, 6/15/31
113,000 109,005
Hilton Domestic Operating Co.,
Inc.
144A,5.875%, 4/1/29
70,000 71,106
144A,3.75%, 5/1/29
100,000 96,805
4.875%, 1/15/30
125,000 123,703
144A,4.00%, 5/1/31
138,000 130,911
144A,5.50%, 9/15/31
125,000 125,791
144A,3.625%, 2/15/32
188,000 172,727
144A,6.125%, 4/1/32
58,000 59,163
144A,5.875%, 3/15/33
125,000 126,489
144A,5.75%, 9/15/33
127,000 128,190
144A,5.50%, 3/31/34
125,000 124,491
MGM Resorts International
4.75%, 10/15/28
97,000 96,166
6.125%, 9/15/29
106,000 107,614
Station Casinos LLC,144A,4.50%,
2/15/28
86,000 84,830
Travel + Leisure Co.,144A,4.50%,
12/1/29
81,000 78,321
Wyndham Hotels & Resorts, Inc.
144A,4.375%, 8/15/28
64,000 63,139
144A,5.625%, 3/1/33
78,000 76,940
(Cost $1,924,610)
1,898,076

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Retail — 4.9%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
193,000 189,783
144A,4.375%, 1/15/28
97,000 96,054
144A,3.50%, 2/15/29
93,000 89,474
144A,6.125%, 6/15/29
150,000 152,837
144A,5.625%, 9/15/29
63,000 63,549
144A,4.00%, 10/15/30
359,000 340,507
Asbury Automotive Group, Inc.
4.50%, 3/1/28
51,000 50,669
144A,4.625%, 11/15/29
95,000 92,312
4.75%, 3/1/30
58,000 56,559
Bath & Body Works, Inc.
5.25%, 2/1/28
55,000 55,180
7.50%, 6/15/29
62,000 62,989
EG Global Finance
PLC,144A,12.00%, 11/30/28
90,000 96,075
FirstCash , Inc.
144A,4.625%, 9/1/28
62,000 61,151
144A,5.625%, 1/1/30
69,000 68,936
Gap, Inc.,144A,3.625%, 10/1/29
91,000 85,237
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
95,000 92,461
144A,6.375%, 1/15/30
62,000 63,061
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29
125,000 122,091
144A,8.25%, 8/1/31
106,000 110,666
Lithia Motors, Inc.
144A,4.625%, 12/15/27
50,000 49,774
144A,3.875%, 6/1/29
99,000 94,935
144A,5.50%, 10/1/30
75,000 74,405
144A,4.375%, 1/15/31
71,000 67,321
Murphy Oil USA, Inc.
4.75%, 9/15/29
63,000 61,982
144A,3.75%, 2/15/31
62,000 57,808
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
278,000 283,449
Sonic Automotive,
Inc.,144A,4.625%, 11/15/29
81,000 79,436
Yum! Brands, Inc.
144A,4.75%, 1/15/30
99,000 97,668
3.625%, 3/15/31
132,000 122,877
4.625%, 1/31/32
137,000 131,637
5.375%, 4/1/32
125,000 124,904
(Cost $3,246,249)
3,195,787
Consumer, Non-cyclical
— 21.6%
Agriculture — 0.2%
Darling Ingredients,
Inc.,144A,6.00%, 6/15/30
(Cost $127,076)
125,000 126,272
Principal
Amount $ Value $
Beverages — 0.3%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
89,000 89,299
144A,4.375%, 4/30/29
92,000 90,426
(Cost $179,003)
179,725
Biotechnology — 0.5%
BioMarin Pharmaceutical,
Inc.,144A,5.50%, 2/15/34
105,000 103,786
Genmab A/S/Genmab Finance
LLC,144A,6.25%, 12/15/32
186,000 189,626
(Cost $297,047)
293,412
Commercial Services — 6.4%
ADT Security (The)
Corp.,144A,4.125%, 8/1/29
122,000 117,236
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
174,000 179,761
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
153,000 150,856
Avis Budget Car Rental LLC
/ Avis Budget Finance,
Inc.,144A,4.75%, 4/1/28
64,000 63,112
Belron UK Finance
PLC,144A,5.75%, 10/15/29
139,000 140,254
Block, Inc.
144A,5.625%, 8/15/30
147,000 147,715
3.50%, 6/1/31
125,000 113,998
6.50%, 5/15/32
251,000 255,978
144A,6.00%, 8/15/33
125,000 125,135
Brink's Co.
144A,4.625%, 10/15/27
75,000 74,677
144A,6.50%, 6/15/29
50,000 51,273
Clarivate Science Holdings
Corp.,144A,3.875%, 7/1/28
109,000 105,492
EquipmentShare.com,
Inc.,144A,9.00%, 5/15/28
131,000 136,088
Garda World Security
Corp.,144A,7.75%, 2/15/28
50,000 50,932
Herc Holdings, Inc.
144A,6.625%, 6/15/29
99,000 101,482
144A,7.00%, 6/15/30
207,000 215,212
144A,5.75%, 3/15/31
75,000 75,182
144A,7.25%, 6/15/33 (a)
135,000 140,964
144A,6.00%, 3/15/34
75,000 74,583
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,3.375%,
8/31/27
128,000 125,570
Service Corp. International
4.625%, 12/15/27
71,000 70,779
5.125%, 6/1/29
92,000 91,969

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
3.375%, 8/15/30
106,000 98,611
4.00%, 5/15/31
100,000 94,176
5.75%, 10/15/32
100,000 100,937
United Rentals North America,
Inc.
3.875%, 11/15/27
97,000 96,129
4.875%, 1/15/28
208,000 208,229
5.25%, 1/15/30
93,000 93,073
4.00%, 7/15/30
93,000 88,919
3.875%, 2/15/31
137,000 129,639
3.75%, 1/15/32
92,000 85,164
144A,5.375%, 11/15/33
187,000 184,854
144A,6.125%, 3/15/34
138,000 141,800
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
62,000 61,440
144A,6.625%, 6/15/29
62,000 63,599
144A,6.625%, 4/15/30
62,000 63,814
144A,7.375%, 10/1/31
56,000 58,508
(Cost $4,245,752)
4,177,140
Cosmetics/Personal Care
— 0.5%
Edgewell Personal Care
Co.,144A,5.50%, 6/1/28
97,000 96,704
Opal Bidco SAS,144A,6.50%,
3/31/32
137,000 139,679
Prestige Brands, Inc.
144A,5.125%, 1/15/28
51,000 50,847
144A,3.75%, 4/1/31
73,000 67,059
(Cost $356,410)
354,289
Food — 3.3%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,6.50%, 2/15/28
95,000 96,069
144A,3.50%, 3/15/29
168,000 160,389
144A,4.875%, 2/15/30
126,000 122,788
144A,5.50%, 3/31/31
82,000 80,844
144A,6.25%, 3/15/33
73,000 73,184
Chobani LLC / Chobani Finance
Corp., Inc.
144A,4.625%, 11/15/28
53,000 52,532
144A,7.625%, 7/1/29
62,000 64,001
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
125,000 130,706
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
62,000 61,607
144A,4.125%, 1/31/30
124,000 118,526
144A,4.375%, 1/31/32
86,000 80,511
Performance Food Group, Inc.
144A,4.25%, 8/1/29
122,000 118,272
144A,6.125%, 9/15/32
125,000 126,532
Principal
Amount $ Value $
Pilgrim's Pride Corp.
3.50%, 3/1/32
112,000 101,902
6.25%, 7/1/33
85,000 88,858
6.875%, 5/15/34
63,000 68,153
Post Holdings, Inc.
144A,4.625%, 4/15/30
173,000 168,463
144A,6.25%, 2/15/32
125,000 127,142
US Foods, Inc.
144A,6.875%, 9/15/28
38,000 38,973
144A,4.75%, 2/15/29
115,000 113,480
144A,4.625%, 6/1/30
63,000 61,287
144A,7.25%, 1/15/32
62,000 64,509
144A,5.75%, 4/15/33
62,000 61,944
(Cost $2,202,985)
2,180,672
Healthcare-Products — 1.4%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
195,000 193,076
144A,3.875%, 11/1/29
100,000 95,023
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
175,000 180,906
Medline Borrower
LP,144A,5.25%, 10/1/29
313,000 312,633
Teleflex, Inc.
4.625%, 11/15/27
62,000 61,876
144A,4.25%, 6/1/28
63,000 62,212
(Cost $913,478)
905,726
Healthcare-Services — 7.7%
Acadia Healthcare Co.,
Inc.,144A,5.50%, 7/1/28
56,000 55,787
Centene Corp.
2.45%, 7/15/28
284,000 269,367
4.625%, 12/15/29
406,000 395,656
3.375%, 2/15/30
250,000 232,451
3.00%, 10/15/30
275,000 247,985
2.50%, 3/1/31
275,000 239,715
2.625%, 8/1/31
163,000 141,653
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
64,000 62,838
144A,3.75%, 3/15/29
62,000 59,446
144A,4.00%, 3/15/31
62,000 58,114
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32
84,000 87,048
DaVita, Inc.
144A,4.625%, 6/1/30
343,000 333,469
144A,3.75%, 2/15/31
188,000 174,900
144A,6.875%, 9/1/32
127,000 131,620
144A,6.75%, 7/15/33
125,000 129,292
Encompass Health Corp.
4.50%, 2/1/28
100,000 99,612
4.75%, 2/1/30
101,000 99,419
4.625%, 4/1/31
50,000 48,418

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
IQVIA, Inc.
144A,6.50%, 5/15/30
64,000 65,679
144A,6.25%, 6/1/32
250,000 255,713
LifePoint Health,
Inc.,144A,9.875%, 8/15/30
100,000 105,847
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
100,000 98,591
144A,3.875%, 11/15/30
81,000 75,014
144A,3.875%, 5/15/32
93,000 83,449
Tenet Healthcare Corp.
5.125%, 11/1/27
174,000 174,238
4.625%, 6/15/28
75,000 74,546
6.125%, 10/1/28
217,000 217,664
4.25%, 6/1/29
172,000 167,774
4.375%, 1/15/30
181,000 175,243
6.125%, 6/15/30
250,000 252,669
6.75%, 5/15/31
169,000 174,144
144A,5.50%, 11/15/32
187,000 186,359
144A,6.00%, 11/15/33
93,000 93,975
(Cost $5,103,327)
5,067,695
Pharmaceuticals — 1.3%
Grifols SA,144A,4.75%, 10/15/28
88,000 86,694
Jazz Securities
DAC,144A,4.375%, 1/15/29
187,000 183,710
Organon & Co. / Organon
Foreign Debt Co.-Issuer
BV,144A,4.125%, 4/30/28
267,000 263,885
Teva Pharmaceutical Finance
Netherlands III BV
6.75%, 3/1/28
156,000 160,486
6.00%, 12/1/32
62,000 64,439
Teva Pharmaceutical Finance
Netherlands IV BV,5.75%,
12/1/30
89,000 91,093
(Cost $852,440)
850,307
Energy — 10.6%
Oil & Gas — 5.3%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
124,000 129,394
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,5.875%, 6/30/29
62,000 61,950
144A,6.625%, 10/15/32
78,000 80,085
144A,6.625%, 7/15/33
59,000 60,632
California Resources
Corp.,144A,8.25%, 6/15/29
68,000 71,223
Chord Energy Corp.
144A,6.00%, 10/1/30
93,000 94,194
144A,6.75%, 3/15/33
96,000 98,607
CNX Resources Corp.
144A,7.375%, 1/15/31
62,000 63,678
Principal
Amount $ Value $
144A,7.25%, 3/1/32
77,000 79,640
144A,5.875%, 3/1/34
64,000 63,029
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
75,000 75,332
144A,5.75%, 2/1/29
76,000 75,870
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
74,939 75,253
144A,REGS, 6.75%, 6/30/30
68,361 70,715
Matador Resources Co.
144A,6.50%, 4/15/32
113,000 114,560
144A,6.25%, 4/15/33
93,000 93,553
144A,6.00%, 4/15/34
95,000 93,923
Murphy Oil Corp.
6.00%, 10/1/32 (a)
68,000 68,453
6.50%, 2/15/34
68,000 68,160
Noble Finance II
LLC,144A,8.00%, 4/15/30
175,000 182,046
SM Energy Co.
144A,8.375%, 7/1/28
57,000 58,482
6.50%, 7/15/28
50,000 50,096
144A,6.75%, 8/1/29
93,000 95,405
144A,8.625%, 11/1/30
125,000 132,227
144A,8.75%, 7/1/31
169,000 176,985
Sunoco LP
144A,7.00%, 5/1/29
97,000 100,194
144A,4.50%, 10/1/29
98,000 95,438
144A,4.625%, 5/1/30
98,000 95,130
144A,5.625%, 3/15/31
125,000 125,211
144A,5.375%, 7/15/31
76,000 75,663
144A,7.25%, 5/1/32
96,000 100,539
144A,6.25%, 7/1/33
125,000 127,203
Sunoco LP / Sunoco Finance
Corp.
144A,7.00%, 9/15/28
62,000 63,491
4.50%, 5/15/29
99,000 97,059
4.50%, 4/30/30
99,000 96,220
Talos Production,
Inc.,144A,9.00%, 2/1/29
79,000 82,532
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
87,000 85,742
Transocean International
Ltd.,144A,7.875%, 10/15/32
62,000 66,181
(Cost $3,423,336)
3,444,095
Oil & Gas Services — 0.2%
USA Compression Partners LP
/ USA Compression Finance
Corp.,144A,7.125%, 3/15/29
(Cost $128,876)
125,000 128,842

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Pipelines — 5.1%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
84,000 84,078
144A,5.375%, 6/15/29
77,000 76,995
144A,6.625%, 2/1/32
77,000 78,601
144A,5.75%, 7/1/34
73,000 72,171
Blue Racer Midstream LLC
/ Blue Racer Finance
Corp.,144A,7.00%, 7/15/29
62,000 63,807
Buckeye Partners LP
4.125%, 12/1/27
50,000 49,310
144A,4.50%, 3/1/28
62,000 61,375
144A,6.875%, 7/1/29
75,000 77,369
144A,6.75%, 2/1/30
62,000 64,248
Genesis Energy LP / Genesis
Energy Finance Corp.
8.25%, 1/15/29
76,000 78,904
8.875%, 4/15/30
64,000 67,020
Hess Midstream Operations LP
144A,5.875%, 3/1/28
100,000 101,203
144A,5.125%, 6/15/28
71,000 70,918
144A,6.50%, 6/1/29
78,000 80,048
144A,4.25%, 2/15/30
92,000 89,421
144A,5.50%, 10/15/30
50,000 49,969
Howard Midstream Energy
Partners LLC,144A,7.375%,
7/15/32
73,000 75,495
NuStar Logistics LP,6.375%,
10/1/30
73,000 75,831
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
66,000 65,428
144A,6.75%, 3/15/33
63,000 65,642
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,5.50%, 1/15/28
93,000 93,028
144A,7.375%, 2/15/29
100,000 103,563
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
156,000 149,563
144A,6.25%, 1/15/30
125,000 128,986
144A,4.125%, 8/15/31
155,000 145,552
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
287,000 293,502
144A,9.50%, 2/1/29
371,000 404,075
144A,7.00%, 1/15/30 (a)
188,000 192,923
Venture Global Plaquemines
LNG LLC
144A,6.125%, 12/15/30
219,000 225,052
144A,7.50%, 5/1/33
157,000 173,346
(Cost $3,384,110)
3,357,423
Principal
Amount $ Value $
Financial — 12.7%
Banks — 0.1%
Banco Votorantim
SA,144A,5.875%, 4/8/28
(Cost $81,272)
80,000 81,118
Diversified Financial Services
— 5.4%
Ally Financial, Inc.,6.70%,
2/14/33
62,000 64,050
Azorra Finance Ltd.,144A,7.75%,
4/15/30
69,000 71,899
Coinbase Global, Inc.
144A,3.375%, 10/1/28
122,000 117,151
144A,3.625%, 10/1/31 (a)
92,000 81,240
Credit Acceptance
Corp.,144A,9.25%, 12/15/28
78,000 81,576
Encore Capital Group,
Inc.,144A,8.50%, 5/15/30
62,000 66,019
Enova International,
Inc.,144A,11.25%, 12/15/28
50,000 52,836
GGAM Finance Ltd.
144A,8.00%, 6/15/28
75,000 78,001
144A,6.875%, 4/15/29
50,000 51,458
144A,5.875%, 3/15/30
50,000 50,604
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
75,000 73,463
144A,7.125%, 4/30/31
177,000 183,591
144A,6.125%, 11/1/32
207,000 207,635
144A,6.75%, 5/1/33
249,000 256,245
Jefferson Capital Holdings
LLC,144A,9.50%, 2/15/29
53,000 55,721
OneMain Finance Corp.
6.625%, 1/15/28
97,000 98,688
3.875%, 9/15/28
78,000 75,504
6.625%, 5/15/29
112,000 113,886
5.375%, 11/15/29
91,000 88,853
6.125%, 5/15/30
93,000 92,674
4.00%, 9/15/30
104,000 96,050
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
79,000 75,495
144A,7.875%, 12/15/29
93,000 96,638
Rocket Cos., Inc.
144A,6.50%, 8/1/29
91,000 93,163
144A,6.125%, 8/1/30
254,000 258,020
144A,7.125%, 2/1/32
119,000 123,362
144A,6.375%, 8/1/33
250,000 254,188
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,3.625%, 3/1/29
92,000 88,530
144A,3.875%, 3/1/31
156,000 145,079
144A,4.00%, 10/15/33
103,000 92,537

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
SLM Corp.,6.50%, 1/31/30
62,000 62,841
Stonex Escrow Issuer
LLC,144A,6.875%, 7/15/32
79,000 81,575
StoneX Group, Inc.,144A,7.875%,
3/1/31
70,000 73,727
United Wholesale Mortgage
LLC,144A,5.75%, 6/15/27
63,000 62,790
(Cost $3,588,390)
3,565,089
Insurance — 2.5%
Acrisure LLC / Acrisure Finance,
Inc.,144A,4.25%, 2/15/29
88,000 83,498
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
93,000 91,996
144A,6.75%, 4/15/28
156,000 157,527
144A,7.00%, 1/15/31
181,000 183,868
144A,6.50%, 10/1/31
125,000 125,448
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
92,000 93,127
HUB International Ltd.
144A,5.625%, 12/1/29
69,000 68,029
144A,7.25%, 6/15/30
405,000 415,908
144A,7.375%, 1/31/32
237,000 242,941
Ryan Specialty LLC
144A,4.375%, 2/1/30
49,000 47,541
144A,5.875%, 8/1/32
150,000 149,097
(Cost $1,676,514)
1,658,980
Investment Companies — 0.2%
FS KKR Capital Corp.,3.125%,
10/12/28
(Cost $88,545)
94,000 88,531
Real Estate — 0.7%
Howard Hughes Corp.
144A,4.125%, 2/1/29
79,000 76,332
144A,4.375%, 2/1/31
79,000 74,299
Howard Hughes (The)
Corp.,144A,5.875%, 3/1/32
65,000 63,908
Kennedy-Wilson, Inc.
4.75%, 3/1/29
81,000 81,223
4.75%, 2/1/30
76,000 76,918
5.00%, 3/1/31 (a)
76,000 76,667
(Cost $451,095)
449,347
Real Estate Investment Trusts
— 3.8%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
65,000 64,980
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
54,000 56,076
Brandywine Operating
Partnership LP,3.95%, 11/15/27
56,000 54,680
Principal
Amount $ Value $
Iron Mountain, Inc.
144A,4.875%, 9/15/27
125,000 124,609
144A,5.25%, 3/15/28
106,000 106,056
144A,5.00%, 7/15/28
62,000 61,963
144A,7.00%, 2/15/29
125,000 127,687
144A,4.875%, 9/15/29
125,000 122,879
144A,5.25%, 7/15/30
162,000 160,332
144A,4.50%, 2/15/31
136,000 129,958
144A,5.625%, 7/15/32
75,000 74,336
144A,6.25%, 1/15/33
150,000 152,450
Millrose Properties,
Inc.,144A,6.375%, 8/1/30
154,000 156,274
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
94,000 94,059
144A,4.875%, 5/15/29
93,000 90,883
144A,7.00%, 2/1/30
71,000 72,734
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
50,000 50,987
RHP Hotel Properties LP / RHP
Finance Corp.
144A,7.25%, 7/15/28
50,000 51,198
144A,4.50%, 2/15/29
75,000 73,690
RLJ Lodging Trust
LP,144A,4.00%, 9/15/29
62,000 59,199
SBA Communications
Corp.,3.125%, 2/1/29
182,000 174,708
Starwood Property Trust, Inc.
144A,5.25%, 10/15/28
63,000 62,866
144A,7.25%, 4/1/29
75,000 77,872
144A,6.00%, 4/15/30
50,000 50,460
144A,6.50%, 7/1/30
62,000 63,500
144A,6.50%, 10/15/30
63,000 64,603
144A,5.75%, 1/15/31
70,000 70,072
Vornado Realty LP,5.75%, 2/1/33
62,000 61,824
(Cost $2,517,415)
2,510,935
Industrial — 14.9%
Aerospace/Defense — 3.7%
ATI, Inc.,7.25%, 8/15/30
53,000 55,068
Bombardier, Inc.
144A,8.75%, 11/15/30
96,000 101,900
144A,7.25%, 7/1/31
94,000 98,887
144A,7.00%, 6/1/32 (a)
95,000 99,061
144A,6.75%, 6/15/33
92,000 95,938
144A,5.875%, 1/15/35
63,000 63,600
TransDigm , Inc.
144A,6.75%, 8/15/28
176,000 178,393
4.625%, 1/15/29
126,000 124,242
144A,6.375%, 3/1/29
262,000 267,472
4.875%, 5/1/29
68,000 67,262
144A,6.875%, 12/15/30
120,000 123,795

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,7.125%, 12/1/31
97,000 100,864
144A,6.625%, 3/1/32
208,000 214,195
144A,6.00%, 1/15/33
154,000 155,848
144A,6.375%, 5/31/33
260,000 262,811
144A,6.25%, 1/31/34
47,000 48,132
144A,6.75%, 1/31/34
191,000 195,956
144A,6.125%, 7/31/34
163,000 162,530
(Cost $2,412,693)
2,415,954
Building Materials — 2.8%
Builders FirstSource , Inc.
144A,5.00%, 3/1/30
66,000 64,387
144A,4.25%, 2/1/32
165,000 151,964
144A,6.375%, 6/15/32
88,000 88,876
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
354,000 362,356
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.,144A,6.75%,
7/15/31
59,000 60,993
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
50,000 49,743
Quikrete Holdings,
Inc.,144A,6.375%, 3/1/32
490,000 499,275
Standard Building Solutions,
Inc.,144A,6.50%, 8/15/32
125,000 126,986
Standard Industries, Inc.
144A,4.75%, 1/15/28
119,000 118,505
144A,4.375%, 7/15/30
201,000 191,606
144A,3.375%, 1/15/31
137,000 124,801
(Cost $1,859,727)
1,839,492
Electrical Components &
Equipment — 1.1%
Energizer Holdings,
Inc.,144A,4.75%, 6/15/28
73,000 72,195
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
165,000 165,394
144A,6.375%, 3/15/29
112,000 114,651
144A,5.25%, 4/15/31
83,000 82,420
144A,6.625%, 3/15/32
107,000 110,509
144A,6.375%, 3/15/33
100,000 102,813
144A,5.50%, 4/15/34
103,000 102,508
(Cost $757,726)
750,490
Electronics — 0.9%
Ingram Micro, Inc.,144A,4.75%,
5/15/29
249,000 244,900
Sensata Technologies BV
144A,4.00%, 4/15/29
81,000 79,342
144A,5.875%, 9/1/30
62,000 62,622
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
58,000 56,544
144A,3.75%, 2/15/31
93,000 87,265
144A,6.625%, 7/15/32
62,000 64,261
(Cost $603,390)
594,934
Principal
Amount $ Value $
Engineering & Construction
— 1.0%
AECOM,144A,6.00%, 8/1/33
150,000 150,336
Arcosa , Inc.
144A,4.375%, 4/15/29
50,000 48,904
144A,6.875%, 8/15/32
75,000 77,770
Fluor Corp.,4.25%, 9/15/28
63,000 61,957
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
108,000 111,013
TopBuild Corp.
144A,3.625%, 3/15/29
55,000 54,583
144A,4.125%, 2/15/32
58,000 58,444
144A,5.625%, 1/31/34
92,000 92,941
(Cost $651,720)
655,948
Environmental Control — 1.2%
Clean Harbors, Inc.
144A,6.375%, 2/1/31
62,000 63,059
144A,5.75%, 10/15/33
93,000 93,517
GFL Environmental Holdings US,
Inc.,144A,5.50%, 2/1/34
125,000 122,242
GFL Environmental, Inc.
144A,4.00%, 8/1/28
92,000 90,291
144A,4.75%, 6/15/29
93,000 91,638
144A,4.375%, 8/15/29
69,000 67,235
144A,6.75%, 1/15/31
127,000 131,290
Madison IAQ LLC,144A,4.125%,
6/30/28
89,000 87,951
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
62,000 63,718
(Cost $815,479)
810,941
Machinery-Construction &
Mining — 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
50,000 49,275
144A,4.125%, 4/15/29
50,000 48,465
Terex Corp.,144A,5.00%, 5/15/29
75,000 74,568
(Cost $172,118)
172,308
Machinery-Diversified — 0.3%
Esab Corp.
144A,6.25%, 4/15/29
89,000 90,718
144A,5.625%, 4/1/31
125,000 125,932
(Cost $216,968)
216,650
Metal Fabricate/Hardware
— 0.2%
Advanced Drainage Systems,
Inc.
144A,6.375%, 6/15/30
63,000 63,846
144A,5.375%, 3/1/34
59,000 57,626
(Cost $121,944)
121,472

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Miscellaneous Manufacturing
— 0.7%
Avient Corp.
144A,7.125%, 8/1/30
90,000 91,648
144A,6.25%, 11/1/31
79,000 80,189
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
125,000 127,722
144A,6.25%, 3/15/33
92,000 94,347
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
78,000 80,004
(Cost $474,843)
473,910
Packaging & Containers
— 1.8%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,3.25%, 9/1/28
75,000 72,091
144A,6.25%, 1/30/31
74,000 74,618
Ball Corp.
6.00%, 6/15/29
127,000 129,275
2.875%, 8/15/30
162,000 147,475
3.125%, 9/15/31
105,000 95,032
5.50%, 9/15/33
94,000 94,646
Canpack SA / Canpack US
LLC,144A,3.875%, 11/15/29
100,000 94,656
Crown Americas LLC
5.25%, 4/1/30
64,000 64,362
5.875%, 6/1/33
87,000 87,548
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
56,000 54,229
144A,3.75%, 2/1/30 (a)
50,000 46,923
OI European Group
BV,144A,4.75%, 2/15/30
51,000 48,562
Silgan Holdings, Inc.,4.125%,
2/1/28
71,000 70,136
Trivium Packaging Finance
BV,144A,8.25%, 7/15/30
64,000 67,574
(Cost $1,177,172)
1,147,127
Transportation — 0.2%
XPO, Inc.
144A,7.125%, 6/1/31
53,000 54,743
144A,7.125%, 2/1/32
73,000 75,688
(Cost $131,905)
130,431
Trucking & Leasing — 0.7%
FTAI Aviation Investors LLC
144A,5.50%, 5/1/28
125,000 124,922
144A,7.875%, 12/1/30
62,000 65,094
144A,7.00%, 5/1/31
89,000 92,339
144A,7.00%, 6/15/32
100,000 103,410
144A,5.875%, 4/15/33
62,000 61,789
(Cost $446,579)
447,554
Principal
Amount $ Value $
Technology — 4.0%
Computers — 1.4%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
127,000 131,549
CACI International,
Inc.,144A,6.375%, 6/15/33
186,000 190,341
NCR Atleos Corp.,144A,9.50%,
4/1/29
168,000 179,734
NCR Voyix Corp.
144A,5.00%, 10/1/28
81,000 79,658
144A,5.125%, 4/15/29
50,000 48,986
Seagate Data Storage
Technology Pte Ltd.
144A,8.25%, 12/15/29
56,000 58,405
144A,5.875%, 7/15/30
50,000 50,991
144A,8.50%, 7/15/31
59,000 61,733
144A,9.625%, 12/1/32
95,094 105,692
(Cost $914,251)
907,089
Semiconductors — 0.8%
Amkor Technology,
Inc.,144A,5.875%, 10/1/33
63,000 63,368
Entegris , Inc.
144A,4.375%, 4/15/28
50,000 49,326
144A,4.75%, 4/15/29
199,000 197,853
144A,3.625%, 5/1/29
50,000 47,788
144A,5.95%, 6/15/30
116,000 117,246
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
87,000 84,923
(Cost $561,602)
560,504
Software — 1.8%
Fair Isaac Corp.,144A,4.00%,
6/15/28
112,000 109,693
Oak-Eagle Acquireco ,
Inc.,144A,7.25%, 7/1/33
360,000 375,639
Open Text Corp.,144A,3.875%,
2/15/28
112,000 108,705
ROBLOX Corp.,144A,3.875%,
5/1/30
125,000 118,096
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
259,000 259,138
144A,6.50%, 6/1/32
93,000 93,878
Twilio, Inc.
3.625%, 3/15/29
63,000 60,699
3.875%, 3/15/31
62,000 58,367
(Cost $1,195,639)
1,184,215
Utilities — 2.1%
Electric — 2.1%
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
107,000 106,263
144A,3.75%, 2/15/31
115,000 107,215
144A,5.75%, 1/15/34
75,000 74,606
NRG Energy, Inc.
5.75%, 1/15/28
106,000 106,181

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,3.375%, 2/15/29
62,000 59,200
144A,5.25%, 6/15/29
91,000 90,576
144A,5.75%, 7/15/29
99,000 99,128
144A,3.625%, 2/15/31
128,000 118,767
144A,6.00%, 2/1/33
115,000 115,916
Pattern Energy Operations LP
/ Pattern Energy Operations,
Inc.,144A,4.50%, 8/15/28
82,000 80,793
PG&E Corp.
5.00%, 7/1/28
125,000 124,464
5.25%, 7/1/30
123,000 121,772
XPLR Infrastructure Operating
Partners LP
144A,4.50%, 9/15/27
66,000 65,595
144A,7.25%, 1/15/29
94,000 97,959
(Cost $1,376,571)
1,368,435
TOTAL CORPORATE BONDS
(Cost $64,606,982)
64,124,186
Number
of Shares
SECURITIES LENDING
COLLATERAL — 1.7%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(b)(c)
(Cost $1,098,369)
1,098,369 1,098,369
CASH EQUIVALENTS — 2.1%
DWS Government Money Market
Series "Institutional Shares",
3.57% (b)
(Cost $1,378,656)
1,378,656 1,378,656
TOTAL INVESTMENTS
— 101.5%
(Cost $67,084,007)
66,601,211
Other assets and liabilities,
net — (1.5%)
(993,719)
NET ASSETS — 100.0%
65,607,492
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
May 31, 2026 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYDW-PH3
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (b)(c)
721,426 376,943 (d) — — — 2,577 — 1,098,369 1,098,369
CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series "Institutional Shares", 3.57% (b)
3,249,259 13,910,253 (15,780,856) — — 40,710 — 1,378,656 1,378,656
3,970,685 14,287,196 (15,780,856) — — 43,287 — 2,477,025 2,477,025
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $1,075,269, which is 1.6% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 64,124,186 $ — $ 64,124,186
Short-Term Investments (a)
2,477,025 — — 2,477,025
TOTAL
$ 2,477,025 $ 64,124,186 $ — $ 66,601,211
(a)
See Schedule of Investments for additional detailed categorizations.